Annual Total Returns- JPMorgan U.S. Government Money Market Fund (Capital Shares) [BarChart] - Capital Shares - JPMorgan U.S. Government Money Market Fund - Capital	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.01%	0.01%	0.01%	0.02%	0.28%	0.77%	1.72%	2.08%	0.37%